Common stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2013:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total

Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2011	6,342,189	2,542,021	27,826,330	-	36,710,540
Conversions	-	(10,095)	10,095	-	-
Repurchase of common stock	-	-	-	-	-
Restricted stock issued - directors	-	-	25,541	-	25,541
Exercised stock options - compensation plans	-	-	325,996	-	325,996
Restricted stock units - vested	-	-	69,865	-	69,865
Outstanding at December 31, 2011	6,342,189	2,531,926	28,257,827	-	37,131,942
Conversions	-	-	-	-	-
Restricted stock issued - directors	-	-	32,317	-	32,317
Exercised stock options - compensation plans	-	-	895,674	-	895,674
Restricted stock units - vested	-	-	85,249	-	85,249
Outstanding at December 31, 2012	6,342,189	2,531,926	29,271,067	-	38,145,182
Conversions	-	(11,504)	11,503	-	(1)
Repurchase of common stock	-	-	(1,083)	-	(1,083)
Restricted stock issued - directors	-	-	28,500	-	28,500
Exercised stock options - compensation plans	-	-	276,079	-	276,079
Restricted stock units - vested	-	-	124,490	-	124,490
Outstanding at December 31, 2013	6,342,189	2,520,422	29,710,556	-	38,573,167

Schedule of Treasury Stock by Class [Table Text Block]
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

(In thousands of US$, except per share data)	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2011	318,140	10,708	568,010	15,655	4,383,150	99,304	5,269,300	125,667
Repurchase of common stock	-	-	-	-	-	-	-	-
Restricted stock issued - directors	-	-	-	-	(25,541)	(609)	(25,541)	(609)
Exercised stock options - compensation plans	-	-	-	-	(325,996)	(7,775)	(325,996)	(7,775)
Restricted stock units - vested	-	-	-	-	(69,865)	(1,666)	(69,865)	(1,666)
Outstanding at December 31, 2011	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617
Restricted stock issued - directors	-	-	-	-	(32,317)	(771)	(32,317)	(771)
Exercised stock options - compensation plans	-	-	-	-	(895,674)	(21,361)	(895,674)	(21,361)
Restricted stock units - vested	-	-	-	-	(85,249)	(2,033)	(85,249)	(2,033)
Outstanding at December 31, 2012	318,140	10,708	568,010	15,655	2,948,508	65,089	3,834,658	91,452
Repurchase of common stock	-	-	-	-	1,083	27	1,083	27
Restricted stock issued - directors	-	-	-	-	(28,500)	(629)	(28,500)	(629)
Exercised stock options - compensation plans	-	-	-	-	(276,079)	(6,094)	(276,079)	(6,094)
Restricted stock units - vested	-	-	-	-	(124,490)	(2,748)	(124,490)	(2,748)
Outstanding at December 31, 2013	318,140	10,708	568,010	15,655	2,520,522	55,645	3,406,672	82,008